Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.81%
Communication Services — 11.86%
37 Interactive Entertainment Network Technology Group Class A	200,100	$ 520,996
Advanced Info Service PCL	710,500	4,000,217
America Movil Class L	10,950,933	9,890,767
Baidu Class A †	165,800	2,372,683
Baidu ADR †	19,197	2,195,753
Bharti Airtel	1,830,731	17,838,176
Kuaishou Technology 144A #, †	246,800	2,246,525
MTN Group	586,684	4,395,490
NetEase	753,700	11,056,204
Saudi Telecom	613,117	5,971,283
Tencent Holdings	1,081,120	46,261,789
Yandex Class A =, †	195,088	0
		106,749,883
Consumer Discretionary — 13.35%
Alibaba Group Holding †	1,255,000	13,867,714
Alibaba Group Holding ADR †	87,975	7,749,718
BYD Class H	160,500	3,960,348
Fix Price Group GDR 144A #, =, †	1,489,220	1,130,874
Ford Otomotiv Sanayi	60,935	1,708,907
Geely Automobile Holdings	3,801,000	5,551,429
Great Wall Motor Class H	1,889,500	2,459,476
Hyundai Motor	84,696	10,136,585
JD.com Class A	382,161	10,781,166
Kia	175,332	8,249,460
Li Auto Class A †	164,200	1,615,610
Li Ning	767,500	6,661,772
Lojas Renner	1,261,294	4,892,523
Maruti Suzuki India	23,106	2,344,562
Meituan Class B 144A #, †	652,300	14,599,646
Naspers Class N	41,575	6,910,730
Pinduoduo ADR †	93,962	7,662,601
Shenzhou International Group Holdings	295,700	3,326,196
Titan	55,902	1,755,173
Trip.com Group ADR †	29,747	1,023,297
Yum China Holdings	70,297	3,841,731
		120,229,518
Consumer Staples — 7.76%
Ambev	3,335,313	9,172,545
BIM Birlesik Magazalar	333,262	2,439,469
China Mengniu Dairy †	1,899,000	8,612,521
China Resources Beer Holdings	1,002,000	7,002,684
Chongqing Brewery Class A	36,601	670,661
CP ALL PCL	1,465,000	2,886,856
Hindustan Unilever	104,115	3,223,060
ITC	3,039,292	12,180,313
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Jiangsu Yanghe Brewery Joint-Stock Class A	45,900	$ 1,059,734
Kweichow Moutai Class A	15,501	3,850,889
Shanxi Xinghuacun Fen Wine Factory Class A	85,015	3,485,252
Wal-Mart de Mexico	3,419,669	12,087,691
Wuliangye Yibin Class A	122,161	3,175,233
		69,846,908
Energy — 5.53%
China Shenhua Energy Class H	2,319,500	6,701,052
China Shenhua Energy Class A	479,592	1,905,481
LUKOIL =	276,569	0
PetroChina Class H	5,788,000	2,647,273
Petroleo Brasileiro	318,171	1,689,761
PTT Exploration & Production PCL	1,900,600	9,685,460
Reliance Industries	434,439	13,376,079
Saudi Arabian Oil 144A #	861,811	7,361,398
Shaanxi Coal Industry Class A	1,611,000	4,305,764
Shanxi Coking Coal Energy Group Class A	480,700	805,580
Yankuang Energy Group Class H	442,000	1,347,725
		49,825,573
Financials — 21.28%
Agricultural Bank of China Class A	14,155,000	5,925,320
Al Rajhi Bank †	670,584	13,418,818
Alinma Bank	548,427	4,750,213
Axis Bank	1,071,624	12,095,116
Bajaj Finance	29,824	2,370,346
Banco do Brasil	1,757,811	11,562,816
Bank Central Asia	27,910,500	15,329,036
Bank of Chengdu Class A	1,659,800	3,653,055
Bank of China Class H	34,775,000	12,652,826
Bank of China Class A	8,299,579	3,772,699
Bank Rakyat Indonesia Persero	48,301,000	15,327,248
BB Seguridade Participacoes SA	445,203	2,842,520
China Construction Bank Class A	3,020,500	2,446,224
China Construction Bank Class H	14,273,000	8,941,825
China Life Insurance Class H	829,000	1,423,185
China Merchants Bank Class H	566,500	3,168,008
Credicorp	65,638	8,904,451
First Abu Dhabi Bank	406,246	1,891,523
FirstRand	2,166,154	7,919,458
NQ-IV9630 [12/22] 2/23 (2747706)    1

Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Grupo Financiero Banorte Class O	983,000	$ 7,074,432
ICICI Bank	2,309,731	24,871,556
Industrial & Commercial Bank of China Class H	12,798,000	6,591,287
Kasikornbank PCL	442,300	1,883,622
KB Financial Group	37,825	1,449,176
Ping An Insurance Group Co. of China Class H	337,500	2,233,295
Saudi National Bank	676,662	9,092,983
Sberbank of Russia PJSC ADR =, †	1,032,386	0
		191,591,038
Healthcare — 2.52%
Bangkok Dusit Medical Services PCL	1,868,700	1,578,157
Bloomage Biotechnology Class A	62,950	1,225,006
China Resources Sanjiu Medical & Pharmaceutical Class A	359,300	2,419,384
CSPC Pharmaceutical Group	5,732,000	6,021,741
Daan Gene Class A	736,540	1,648,599
Imeik Technology Development Class A	29,574	2,409,373
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,827,126
Wuxi Biologics Cayman 144A #, †	596,500	4,573,795
		22,703,181
Industrials — 4.92%
Contemporary Amperex Technology Class A	32,304	1,828,192
Eva Airways	1,837,000	1,682,470
Evergreen Marine Taiwan	503,200	2,668,627
KOC Holding	1,758,780	7,871,239
Korea Aerospace Industries	84,026	3,395,916
Larsen & Toubro	736,228	18,561,880
Wan Hai Lines	699,300	1,822,451
Xiamen C & D Class A	995,158	1,954,041
Yang Ming Marine Transport	913,000	1,945,682
YTO Express Group Class A	331,200	957,148
ZTO Express Cayman ADR *	59,679	1,603,575
		44,291,221
Information Technology — 21.83%
Delta Electronics	299,794	2,794,520
E Ink Holdings	467,000	2,446,259
eMemory Technology	113,382	4,924,760
HCL Technologies	151,556	1,903,930
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Hon Hai Precision Industry	771,000	$ 2,505,992
Infosys	1,079,360	19,677,152
Largan Precision	18,000	1,194,710
Lenovo Group	2,074,000	1,703,213
LG Innotek	23,687	4,777,159
MediaTek	526,879	10,713,975
Nan Ya Printed Circuit Board	450,000	3,323,518
Novatek Microelectronics	458,000	4,701,371
Parade Technologies	47,000	1,182,053
Samsung Electro-Mechanics	22,264	2,312,179
Samsung Electronics	961,031	42,182,768
Samsung SDI †	4,115	1,932,167
Silergy	70,208	997,081
Sitios Latinoamerica †	0	0
SK Hynix	51,113	3,049,609
Taiwan Semiconductor Manufacturing	4,466,404	65,174,869
Tata Consultancy Services	300,810	11,841,508
Unimicron Technology	1,291,000	5,040,426
United Microelectronics	1,668,000	2,208,768
		196,587,987
Materials — 7.67%
Asian Paints	67,617	2,523,807
Guangzhou Tinci Materials Technology Class A	83,040	523,920
Hindalco Industries	385,946	2,208,238
Hoshine Silicon Industry Class A	30,900	368,665
Hubei Xingfa Chemicals Group Class A	524,201	2,186,779
Jiangsu Eastern Shenghong Class A	208,360	390,842
LG Chem	14,376	6,864,961
POSCO Holdings	12,116	2,651,610
SABIC Agri-Nutrients	284,020	11,049,421
Sasol	344,801	5,467,504
Saudi Arabian Mining †	84,257	1,450,619
Saudi Basic Industries	419,501	9,979,614
Sichuan Yahua Industrial Group Class A	414,200	1,385,294
Tata Steel	1,332,556	1,814,486
Vale	604,723	10,179,986
Vedanta	2,064,653	7,696,591
YongXing Special Materials Technology Class A	86,100	1,141,568
Yunnan Aluminium Class A	715,100	1,143,880
		69,027,785

2    NQ-IV9630 [12/22] 2/23 (2747706)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate — 1.70%
China Overseas Land & Investment	1,337,500	$ 3,529,905
China Resources Land	1,486,000	6,806,078
Country Garden Services Holdings	703,000	1,750,869
Emaar Properties PJSC	468,594	747,689
Etalon Group GDR	2,791,564	0
Longfor Group Holdings 144A #, *	782,500	2,436,086
		15,270,627
Utilities — 0.39%
Centrais Eletricas Brasileiras	445,920	3,557,394
		3,557,394
Total Common Stocks (cost $871,435,628)		889,681,115

Preferred Stocks — 1.21%
Petroleo Brasileiro 39.56%	1,898,778	8,811,035
Sociedad Quimica y Minera de Chile Class B 9.27%	25,914	2,095,727
Total Preferred Stocks (cost $7,910,559)		10,906,762
	Troy Ounces
Bullion — 0.04%
Gold	342	315,591
Total Bullion (cost $394,317)		315,591
Total Value of Securities Before Securities Lending Collateral—100.06% (cost $879,740,504)		900,903,468

	Number of shares	Value (US $)
Securities Lending Collateral — 0.25%
Money Market Mutual Fund — 0.25%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	2,286,574	$ 2,286,574
Total Securities Lending Collateral (cost $2,286,574)		2,286,574

Total Value of Securities—100.31% (cost $882,027,078)		903,190,042■
Obligation to Return Securities Lending Collateral — (0.25%)		(2,286,574)
Liabilities Net of Receivables and Other Assets — (0.06%)		(548,314)
Net Assets Applicable to 53,234,804 Shares Outstanding—100.00%		$900,355,154
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $32,348,324, which represents 3.59% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
*	Fully or partially on loan.
■	Includes $3,760,721 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,643,384.

NQ-IV9630 [12/22] 2/23 (2747706)    3

Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund   (Unaudited)
 The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	BRL	(2,161,133)	USD	408,775	1/3/23	$(189)
BNYM	ZAR	(33,831,726)	USD	1,983,763	1/4/23	(6,543)
Total Foreign Currency Exchange Contracts						$(6,732)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company
Summary of currencies:
BRL – Brazilian Real
USD – US Dollar
ZAR – South African Rand
4    NQ-IV9630 [12/22] 2/23 (2747706)